Subsequent Events	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 24 — Subsequent events

The Company evaluated all events and transactions that occurred after September 30, 2024 up through the date the Company issued these unaudited condensed consolidated financial statements.

On October 3, 2024, the Company’s shareholders (ACAC’s public shareholders) excised 10,500 warrants in the amount of $120,750 or $11.50 per share.

In October 2024, the Company paid approximately $20.5 million to the ACAC redeeming shareholders as a result on their share redemptions in connection with the Business Combination.

On November 5, 2024, the Company granted 707,860 restricted shares to its employees, consultants, and independent directors under its employee incentive plan. These shares have a 4-year vesting schedule, of which, 25% will be vested after year 1 with the remaining 75% will be vested quarterly from year 2 to year 4.

Note 22 — Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2024 up through the date the Company issued these consolidated financial statements.

Convertible Promissory Notes

In August and September 2024, the Company received the proceeds of $9,000,000 from the Convertible Notes 4 and the Convertible Notes 5.

Leases

On July 9, 2024, the Company entered a 5-year and a-half-month rental agreement to rent an office and space to storage its electronics products with a monthly base rental rate of $10,534 with a 5% incremental rate increase in each year. The commencement date of this lease is beginning on August 15, 2024 and ending on August 31, 2029.

On July 12, 2024, the Company entered a 7-year rental agreement to rent an office building with a monthly base rental rate of $65,745 with a 4% incremental rate increase in each year. The commencement date of this lease is beginning on February 1, 2025 and ending on January 31, 2032.

Business Combination

At the special meeting of ACAC stockholders held on August 27, 2024 (the “Special Meeting”), ACAC stockholders considered and adopted, among other matters, the Business Combination Agreement, the Business Combination and the other proposals related thereto described in this annual report on Form 10-K (the “Annual Report”).

On September 26, 2024, ACAC consummated the previously announced Business Combination pursuant to the terms of the Business Combination Agreement, by and among Purchaser, ACAC, Merger Sub and Foxx, pursuant to which (i) ACAC merged with and into Purchaser (i.e. the “Reincorporation Merger”), and (ii) Foxx merged with and into Merger Sub, with Merger Sub surviving as a wholly-owned subsidiary of Purchaser (i.e. the “Acquisition Merger”).

In accordance with the terms and subject to the conditions of the Business Combination Agreement:

•        Immediately prior to the effective time of the Reincorporation Merger (the “Reincorporation Merger Effective Time”), which was on September 25, 2024, one business day prior to the Closing, (i) each issued and outstanding ACAC unit was automatically separated into one (1) share of ACAC Class A common stock and one-half (1/2) of one ACAC warrant, and (ii) each share of ACAC Class A common stock held by ACAC stockholders who validly redeemed their shares of ACAC Class A common stock (each “ACAC Redeeming Share”) was automatically cancelled and ceased to exist and thereafter represented only the right to be paid a pro-rata redemption price.

•        At the Reincorporation Merger Effective Time (on September 25, 2024), (i) each share of ACAC Class A or Class B common stock issued and outstanding (other than ACAC Redeeming Shares) was converted automatically into one (1) share of the Purchaser’s Common Stock, and (ii) each issued and outstanding ACAC warrant was converted automatically into one (1) redeemable warrant of Purchaser, exercisable for one (1) share of Purchaser’s Common Stock at an exercise price of $11.50 per share (the “Warrant”).

•        At the Closing (on September 26, 2024), by virtue of the Acquisition Merger and the Business Combination Agreement, and without any action on the part of any party to the Business Combination Agreement or affiliate or security thereof, the issued and outstanding shares of common stock of Foxx (“Foxx Common Stock”) held by exiting holders of Foxx common stock (the “Foxx Stockholders”) immediately prior to the Closing (including shares of Foxx Common Stock issuable upon conversion of the principal and accrued interest of promissory notes of Foxx issued) were cancelled and automatically converted into (i) the right to receive, without interest, the applicable portion of 5,000,000 shares of Common Stock of New Foxx (the “Closing Payment Stock”, 500,000 of which are subject to the Escrow Arrangement), and (ii) the contingent right to receive the applicable portion of the Earnout Shares (as defined below), if, as and when payable in accordance with the earnout provisions of the Business Combination Agreement.

Additionally, the Foxx Stockholders may be entitled to receive “Earnout Shares”, which refer to 4,200,000 shares of New Foxx Common Stock, subject to the vesting schedule as follows:

•        (i) in connection with the financial performance for the fiscal year ending June 30, 2024:

•        (A) 700,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the New Foxx’s audited consolidated financial statements for the fiscal year ending June 30, 2024 (“2024 Audited Financial Statements”), prepared in accordance with the Generally Accepted Accounting Principles of the United States (“U.S. GAAP”) and filed with the SEC on Form 10-K by New Foxxafter Closing, reflect revenue of New Foxx for the fiscal year ending June 30, 2024 (the “2024 Revenue”) no less than $67,000,000 (including $67,000,000) and less than $84,000,000 (excluding $84,000,000);

•        (B) 1,400,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the 2024 Revenue reflected in the 2024 Audited Financial Statements is no less than $84,000,000 (including $84,000,000) and less than $100,000,000 (excluding $100,000,000);

•        (C) 2,100,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the 2024 Revenue reflected in the 2024 Audited Financial Statements is no less than $100,000,000 (including $100,000,000);

provided, however, that the Earnout Shares will be issued and delivered pursuant to one paragraph from (i)(A)-(i)(C) above only once; and

•        (ii) in connection with the financial performance for the fiscal year ending June 30, 2025:

•        (A) 700,000 Earnout Shares will be issued to Foxx Shareholders on a pro rata basis if and only if the New Foxx’s audited consolidated financial statements for the fiscal year ending June 30, 2025 (“2025 Audited Financial Statements”), prepared in accordance with U.S. GAAP and filed with the SEC on Form 10-K by New Foxxafter Closing, reflect revenue of New Foxxfor the fiscal year ending June 30, 2025 (the “2025 Revenue”) no less than $77,050,000 (including $77,050,000) and less than $96,600,000 (excluding $96,600,000);

•        (B) 1,400,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the 2025 Revenue reflected in the 2025 Audited Financial Statements is no less than $96,600,000 (including $96,600,000) and less than $115,000,000 (excluding $115,000,000);

•        (C) 2,100,000 Earnout Shares will be issued to Foxx Stockholders on a pro rata basis if and only if the 2025 Revenue reflected in the 2025 Audited Financial Statements is no less than $115,000,000 (including $115,000,000);

provided, however, that the Earnout Shares will be issued and delivered pursuant to one paragraph from (ii)(A) to (ii)(C) above only once.

Following the Closing of the Business Combination, Purchaser changed its name from “Acri Capital Merger Sub I Inc.” to “Foxx Development Holdings Inc.” In addition, the Merger Sub changed its name to “Foxx Development Inc.”